Summary of Significant Accounting Policies - Antidilutive Securities (Details) - shares shares in Thousands	3 Months Ended	12 Months Ended
	Jul. 31, 2026	Apr. 24, 2026
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (shares)	5,774	598,000
Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (shares)		0
RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (shares)	5,419	573,000
PSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (shares)	293	21,000
ESPP
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (shares)	62	4,000